Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of the following:

	December 31, 2012	December 31, 2011
Machinery and equipment	$92.3	$67.0
Computer software and hardware	91.0	60.2
Leasehold improvements	22.2	18.1
Buildings and improvements	29.1	29.0
Furniture, fixtures and transportation equipment	9.1	7.9
Land	8.2	8.3
Construction-in-progress	17.6	26.2
	269.5	216.7
Accumulated depreciation	(79.5)	(6.0)
	$190.0	$210.7